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June 5, 2006

Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20001

Re: EuroPacific Growth Fund
File Nos. 002-83847 and 811-03734

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on May 31, 2006 of Registrant’s Post Effective Amendment No. 31 under the Securities Act of 1933.

Sincerely,

/s/ Vincent P. Corti
Vincent P. Corti
Secretary

cc: Laura Hatch